Other income and expenses, net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Stoppages for asset maintenance and pre-operating expenses	$ (638)	$ (660)	$ (1,282)	$ (1,295)
Pension and medical benefits - retirees (1)	(401)	(324)	(786)	(639)
Variable compensation programs (2)	(375)	(305)	(721)	(595)
Losses with legal, administrative and arbitration proceedings	(347)	(125)	(480)	(326)
Institutional relations and cultural projects	(87)	(62)	(148)	(98)
Gains (losses) with commodity derivatives	(10)	9	(138)	11
Operating expenses with thermoelectric power plants	(54)	(57)	(100)	(112)
Health, safety and environment	(79)	(16)	(98)	(34)
Collective bargaining agreement	(24)	(214)	(32)	(214)
Equalization of expenses - Production Individualization Agreements	(14)	(672)	(21)	(676)
Fines imposed on customers	27	68	51	97
Results on disposal/write-offs of assets	40	14	115	71
Fines imposed on suppliers	63	71	130	120
Government grants	93	24	161	62
Results from co-participation agreements in bid areas	87	(20)	205	50
Results of non-core activities	136	126	265	224
Early termination and changes to cash flow estimates of leases	149	144	289	301
Reimbursements from E&P partnership operations	249	(81)	381	65
Others	54	(138)	25	(120)
Total	$ (1,131)	$ (2,218)	$ (2,184)	$ (3,108)